Income Taxes (Deferred tax assets) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Tax Disclosure [Abstract]
Net operating loss carryforward	$ 15,841	$ 17,775	$ 18,659
Research and development credits	2,475	2,365	1,982
Depreciation and Amortization	58	55	364
Reserves and accruals	3,883	3,229	1,648
Total deferred tax assets	22,257	23,424	22,653
Valuation allowance	(21,729)	(22,687)	(21,588)
Net deferred tax assets	528	737	1,065
Deferred tax liabilities	(644)	(824)	(1,103)
Net deferred tax liabilities	$ (116)	$ (87)	$ (38)